Employee Benefits and Share-Based Compensation - Summary of Restricted Share Activity (Details) - "Time-Based Units" ("TBUs")	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Restricted Share Awards
Non-vested as of January 1, 2019 | shares	2,973,032
Vested | shares	(1,430,291)
Non-vested as of December 31, 2019 | shares	3,245,625
Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2019 | $ / shares	$ 53.98
Vested | $ / shares	53.02
Non-vested as of December 31, 2019 | $ / shares	$ 54.94
Restricted Stock
Number of Restricted Share Awards
Non-vested as of January 1, 2019 | shares	429
Vested | shares	(429)
Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2019 | $ / shares	$ 58.41
Vested | $ / shares	$ 58.41